Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of comprehensive income [abstract]
Profit for the period	€ 77.6	€ 82.1	€ 168.0	€ 212.7
Other comprehensive income:
Actuarial gains on defined benefit pension plans	18.2	21.3	12.1	104.3
Taxation charge on measurement of defined benefit pension plans	(4.2)	(4.0)	(2.1)	(24.7)
Items not reclassified to the Statement of Profit or Loss	14.0	17.3	10.0	79.6
(Gain)/loss on investment in foreign subsidiary	(3.3)	(5.1)	10.0	(9.8)
Cash flow hedges	10.3	45.0	(7.3)	108.2
Taxation (charge)/credit relating to components of other comprehensive income	(3.5)	(7.6)	3.1	(20.5)
Items that may be subsequently reclassified to the Statement of Profit or Loss	3.5	32.3	5.8	77.9
Other comprehensive income for the period, net of tax	17.5	49.6	15.8	157.5
Total comprehensive income for the period	€ 95.1	€ 131.7	€ 183.8	€ 370.2